Intangible Assets (Details) - Schedule of changes in the value of intangible assets - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	$ 294,745	$ 284,534
Gross, ending balance	351,311	294,745
Accumulated amortization, beginning balance	(199,334)	(201,997)
Accumulated amortization, ending balance	(243,520)	(199,334)
Acquisitions	54,899	47,487
Disposals and impairment	(145)	(37,276)
Other	1,810
Year’s amortisation	(42,376)	(32,252)
Other changes	(1,810)	34,915
Software development [Member]
Intangible Assets (Details) - Schedule of changes in the value of intangible assets [Line Items]
Gross, beginning balance	294,745	284,534
Gross, ending balance	351,309	294,745
Accumulated amortization, beginning balance	(199,334)	(201,997)
Accumulated amortization, ending balance	(243,520)	(199,334)
Acquisitions	54,899	47,487
Disposals and impairment	(145)	(37,276)
Other	1,810
Year’s amortisation	(42,376)	(32,252)
Other changes	$ (1,810)	$ 34,915